Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	CAD 2,015	CAD 1,485	CAD 4,289	CAD 3,257
Expenses
Energy supply costs	524	488	1,278	1,195
Operating	571	454	1,153	928
Depreciation and amortization	298	232	595	466
Total expenses	1,393	1,174	3,026	2,589
Operating income (loss)	622	311	1,263	668
Other income, net (Note 10)	24	9	55	25
Finance charges (Note 11)	232	150	461	293
Earnings before income taxes	414	170	857	400
Income tax expense	102	28	208	70
Net earnings (loss)	312	142	649	330
Net earnings attributable to:
Non-controlling interests	38	17	65	24
Preference equity shareholders	17	18	33	37
Common equity shareholders	257	107	551	269
Net earnings (loss)	CAD 312	CAD 142	CAD 649	CAD 330
Earnings per common share (Note 12)
Basic (CAD per share)	CAD 0.62	CAD 0.38	CAD 1.34	CAD 0.95
Diluted (CAD per share)	CAD 0.62	CAD 0.38	CAD 1.34	CAD 0.95